Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
ASSETS
Cash and cash equivalents	$ 4,389,990	$ 4,774,531
Restricted cash	23,228	1,115,354
Short-term investments	702,889	2,387,003
Accounts receivable, net	7,542,062	6,847,608
Inventories, net	380,949	924,342
Advances to suppliers, net	10,529,144	7,404,538
Amount due from related parties, current	9,418,674	3,524,635
Prepaid expenses and other current assets	167,100	609,602
Current assets of discontinued operation		91,997
Total current assets	33,154,036	27,679,610
Property, plant and equipment, net	4,106,511	8,746,386
Land use right	6,682,696	4,510,849
Amount due from related parties, non-current		310,395
Long-term investments	2,101,519	132,621
Deferred tax assets, net	45,286	585,428
Other non-current assets	1,417,534
Non-current assets of discontinued operation		46,381
Total non-current assets	14,353,546	14,332,060
Total assets	47,507,582	42,011,670
LIABILITIES
Short-term borrowings	2,811,555	310,395
Accounts payable	782,405	650,693
Advances from customers	900,436	94,899
Income tax payable	350,638	395,483
Amount due to related parties	591,638	71,849
Accrued expenses and other payables	7,827,863	7,142,630
Current liabilities of discontinued operation	703,668	809,221
Total current liabilities	13,968,203	9,475,170
Total liabilities	13,968,203	9,475,170
Commitments and contingencies
EQUITY
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2021 and 2022; 13,626,891 and 24,676,891 shares issued as of September 30, 2021 and 2022; 13,626,891 and 24,214,891 outstanding as of September 30, 2021 and 2022, respectively)	24,214	13,627
Subscription receivable	(7,800)	(7,800)
Receivables from a shareholder	(98,791)	(3,152,179)
Additional paid-in capital	40,690,086	32,260,048
Statutory reserve	233,622	233,413
Accumulated deficit	(7,887,621)	(1,423,614)
Accumulated other comprehensive income (loss)	(2,315,795)	594,507
Total EZGO Technologies Ltd.’s shareholders’ equity	30,637,915	28,518,002
Non-controlling interests	2,901,464	4,018,498
Total equity	33,539,379	32,536,500
Total liabilities and equity	$ 47,507,582	$ 42,011,670